[Transamerica Financial Life Insurance Company]

December 30, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St, N.E.

Washington, D.C. 20549

Re:	Flexible Premium Variable Annuity—H
Separate Account VA WNY
Transamerica Financial Life Insurance Company
(File No. 333-120125)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements and statement of additional information filed on December 29, 2008 that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

This correspondence was mistakenly filed on December 29, 2008 prior to the post-effective amendment referenced above.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith

General Counsel

Annuity Products and Services

cc: Frederick R. Bellamy, Esq.